Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 304-3, No. 19, Wanghai Road
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	85250400
Entity Emerging Growth Company	false